Selling, General and Administrative Expenses (Details) - Schedule of selling, general and administrative expenses - Selling, general and administrative expense [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Selling, General and Administrative Expenses [Abstract]
Payroll and related	$ 5,562	$ 3,756	$ 2,485
Professional services	2,666	2,324	1,614
Expected credit loss	559	723	296
Convertible transaction costs		704
Shares issuance costs	2,172	608
Contingent liabilities	92	509
Depreciation and amortization	487	443	3,558
Insurance	557	396	161
Share based compensation	6,876	360	2,978
Rent and office maintenance	342	314	321
Travel expenses	685	262	102
Others	607	398	137
Total	$ 20,605	$ 10,797	$ 11,652